Insurance business - Schedule of net finance income (expense) from insurance, participating investment and reinsurance contracts (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of analysis of insurance revenue [line items]
Net investment return on assets held to back insurance and investment contracts	£ 16,152	£ 18,528	£ 5,316
Net finance expense from insurance, participating investment and reinsurance contracts	(9,433)	(11,785)	(3,512)
Movement in third party interests in consolidated funds	(1,124)	(1,320)	(634)
Change in non-participating investment contracts	(5,403)	(5,622)	(1,171)
Net finance expense in respect of insurance and investment contracts	(15,960)	(18,727)	(5,317)
Net investment return and finance result in respect of insurance and investment contracts	192	(199)	(1)
Income (expense) from unit-linked and with-profit contracts, variable fee approach	9,890	11,583	3,426
Total life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance, participating investment and reinsurance contracts	(9,431)	(11,774)	(3,509)
Total non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance, participating investment and reinsurance contracts	(2)	(11)	(3)
Insurance contracts
Disclosure of analysis of insurance revenue [line items]
Net gains on financial assets and liabilities at fair value through profit or loss	9,687	11,905	3,537
Foreign exchange	201	(182)	140
Investment property gains (losses)	0	(5)	1
Net investment return on assets held to back insurance and participating investment contracts	9,888	11,718	3,678
Net investment return on assets held to back third party interests in consolidated funds	1,165	1,351	703
Net investment return on assets held to back non-participating investment contracts	5,099	5,459	935
Net investment return on assets held to back insurance and investment contracts	16,152	18,528	5,316
Net finance expense from insurance and participating investment contracts	(9,431)	(11,816)	(3,535)
Insurance contracts | Total life
Disclosure of analysis of insurance revenue [line items]
Net gains on financial assets and liabilities at fair value through profit or loss	9,670	11,888	3,520
Foreign exchange	201	(182)	140
Investment property gains (losses)	0	(5)	1
Net investment return on assets held to back insurance and participating investment contracts	9,871	11,701	3,661
Net finance expense from insurance and participating investment contracts	(9,429)	(11,805)	(3,532)
Insurance contracts | Total non-life
Disclosure of analysis of insurance revenue [line items]
Net gains on financial assets and liabilities at fair value through profit or loss	17	17	17
Foreign exchange	0	0	0
Investment property gains (losses)	0	0	0
Net investment return on assets held to back insurance and participating investment contracts	17	17	17
Net finance expense from insurance and participating investment contracts	(2)	(11)	(3)
Reinsurance contracts held
Disclosure of analysis of insurance revenue [line items]
Net finance income (expense) from reinsurance contracts held	(2)	31	23
Reinsurance contracts held | Total life
Disclosure of analysis of insurance revenue [line items]
Net finance income (expense) from reinsurance contracts held	(2)	31	23
Reinsurance contracts held | Total non-life
Disclosure of analysis of insurance revenue [line items]
Net finance income (expense) from reinsurance contracts held	£ 0	£ 0	£ 0